Post-retirement benefits - Summary of movement in net defined benefit liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ 1,028	$ 2,273
Amounts recognised in income statement	(192)	(239)
Amounts recognised in other comprehensive income	578	1,026
Employer contributions	211	464	$ 201
Assets transferred to defined contribution section	(4)	(4)
Currency exchange rate losses	(35)	(2)
Ending balance	470	1,028	$ 2,273
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	194
Amounts recognised in income statement	(161)
Amounts recognised in other comprehensive income	397
Employer contributions	171
Assets transferred to defined contribution section	(4)
Currency exchange rate losses	(57)
Ending balance	(152)	194
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	834
Amounts recognised in income statement	(31)
Amounts recognised in other comprehensive income	181
Employer contributions	40
Assets transferred to defined contribution section	0
Currency exchange rate losses	22
Ending balance	$ 622	$ 834